Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Summary of inventory

Inventory as of December 31, 2022 and 2021 was comprised of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$652	$434
Work in process	541	497
Finished goods	3,047	1,855
Total	$4,240	$2,786